CASH AND CASH EQUIVALENTS (Details 2) $ in Thousands, in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CLF ( )	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Statement [Line Items]
Opening balance	$ 4,581,875	1,439,610	$ 4,278,911
Increase (decrease) for changes in accounting policies	249,317
Re-expressed opening balance	4,831,192
Cash Flow Borrowings Obtained	2,142,439		863,551	$ 1,312,481
Cash Flow Borrowings Paid	(721,952)		(475,284)	(1,627,711)
Cash Flow Commissions paid	(10,697)
Cash Flow Interest paid	(266,019)		(172,280)
Accrued Interest	262,310		174,249
Inflation adjustment	(75,849)		(113,581)
Increase (decrease) due to business combination	15,195
Non-cash Movements	87,769		32,933
Closing balance	6,184,065	1,329,653	4,581,875	4,278,911
Borrowings from banks [member]
Statement [Line Items]
Opening balance	940,435		858,457
Re-expressed opening balance	940,435
Cash Flow Borrowings Obtained	156,350		534,474
Cash Flow Borrowings Paid	(143,998)		(453,789)
Cash Flow Commissions paid	(4,797)
Cash Flow Interest paid	(36,902)		(28,397)
Accrued Interest	31,480		30,133
Inflation adjustment	(125)		761
Increase (decrease) due to business combination	6,738
Non-cash Movements	(2,159)		(1,204)
Closing balance	947,022		940,435	858,457
Hedging liabilities [member]
Statement [Line Items]
Opening balance	71,310		5,393
Re-expressed opening balance	3,501,654
Cash Flow Borrowings Obtained	0		0
Cash Flow Borrowings Paid	0		0
Cash Flow Commissions paid	0
Cash Flow Interest paid	(188,748)		(803)
Accrued Interest	29,464		0
Inflation adjustment	0		(138)
Increase (decrease) due to business combination	0
Non-cash Movements	62,676		67,147
Closing balance	134,242		71,310	5,393
Bonds and promissory notes [member]
Statement [Line Items]
Opening balance	3,501,654		3,302,685
Re-expressed opening balance	71,599
Cash Flow Borrowings Obtained	1,986,089		329,077
Cash Flow Borrowings Paid	(577,954)		(21,495)
Cash Flow Commissions paid	(5,900)
Cash Flow Interest paid	(29,464)		(143,080)
Accrued Interest	190,765		144,116
Inflation adjustment	(66,385)		(112,773)
Increase (decrease) due to business combination	4,324
Non-cash Movements	(12,102)		3,124
Closing balance	4,831,743		3,501,654	3,302,685
Lease liabilities (IFRS 16) [member]
Statement [Line Items]
Opening balance	68,187		112,376
Increase (decrease) for changes in accounting policies	249,317
Re-expressed opening balance	317,504
Cash Flow Borrowings Paid	(80,323)		(6,624)
Cash Flow Interest paid	(10,905)
Accrued Interest	10,601
Inflation adjustment	(9,339)		(1,431)
Increase (decrease) due to business combination	4,133
Non-cash Movements	39,354		(36,134)
Closing balance	$ 271,025		$ 68,187	$ 112,376